Provision for Income Taxes - Expiration of Tax Credit Carryforwards (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Tax credit carryforwards	$ 97
2014 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards
2015 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards
2016 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards
2017 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards
2018 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards
2019 - 2023 Tax Loss Credit Carry Forwards [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards
Later Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards	8
Unlimited Tax Credit Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards	$ 89